FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Derivative assets		$ 75
Total financial assets		75
Liabilities:
Derivative liability	$ 639
Fair Value Liabilities Measured On Recurring Basis Contingent Consideration In Connection To Acquisitions	54,720	63,550
Total financial liabilities	55,359	63,550
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets		0
Total financial assets		0
Liabilities:
Derivative liability	0
Fair Value Liabilities Measured On Recurring Basis Contingent Consideration In Connection To Acquisitions	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets		75
Total financial assets		75
Liabilities:
Derivative liability	639
Fair Value Liabilities Measured On Recurring Basis Contingent Consideration In Connection To Acquisitions	0	0
Total financial liabilities	639	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets		0
Total financial assets		0
Liabilities:
Derivative liability	0
Fair Value Liabilities Measured On Recurring Basis Contingent Consideration In Connection To Acquisitions	54,720	63,550
Total financial liabilities	$ 54,720	$ 63,550